Discontined Operation	6 Months Ended
Jun. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINED OPERATION
11.	DISCONTINED OPERATION

On August 28, 2020 when the Company closed disposition of HC High Summit Limited, the Company’s used luxurious car leasing business met all the conditions required in order to be classified as a discontinued operation. Accordingly, the operating results of used luxurious car leasing business are reported as a loss from discontinued operations in the accompanying consolidated financial statements for all periods presented. In addition, the assets and liabilities related to our used luxurious car leasing business are reclassified as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets at June 30, 2020.

The summarized operating results of the discontinued operation included in the Company’s unaudited interim condensed consolidated statements of operations consist of the following:

For the six months ended June 30, 2020
Revenues	$14,051
Cost of revenues	323,608
Gross loss	(309,557)

Operating expenses	175,961
Other expense	66,927
Loss before income taxes	(552,445)

Income taxes	-
Net loss from discontinued operations	$(552,445)